Long-Term Debt (Details 2)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Deferred Financing Costs and Original Issue Discount
Number of leases acquired	2
Wynnewood Acquisition | Capital Lease related to Excel Pipeline LLC
Deferred Financing Costs and Original Issue Discount
Remaining term of leases	196 months	202 months
Wynnewood Acquisition | Capital Lease related to Magellan Pipeline Terminals, L.P.
Deferred Financing Costs and Original Issue Discount
Remaining term of leases	195 months	201 months